9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Buildings and Leasehold improvements	$ 75,679	$ 75,658
Furniture and fixtures	7,745	7,556
Machinery and equipment	6,221	6,215
Company automobiles	1,615	1,619
Total	91,260	91,048
Less: accumulated depreciation and amortization	(12,562)	(10,896)
Property, equipment and leasehold improvements, net	$ 78,698	$ 80,152